Equity (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Accumulated realized and unrealized gain (loss) on available-for-sale securities, net	$ (58)	$ 40	$ 35
Accumulated foreign currency translation adjustments	115	(7,494)	(6,756)
Accumulated unrealized gain on derivative instruments, net	26	26	26
Total other comprehensive income (loss)	$ 83	$ (7,428)	$ (6,695)